Noncontrolling Interests (Changes In Redeemable Noncontrolling Interests) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 93.8	$ 90.5	$ 0.0
Initial fair value of redeemable noncontrolling interests	0.0	0.0	90.1
Net income (loss) attributable to noncontrolling interests	0.5	(0.3)	(7.5)
Noncontrolling interest discount accretion	6.1	5.0	2.0
Adjustments to redemption value	9.3	5.5	5.9
Cash distributions	(7.9)	(6.9)	0.0
Ending balance	$ 101.8	$ 93.8	$ 90.5